File No. 33-48489

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 6

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

    ADVANTAGE GROWTH AND TREASURY SECURITIES TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositors principal executive offices)


          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 1998
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

Pursuant to Rule 24f-2 under the Investment Company Act of  1940,
the issuer has registered an indefinite amount of securities.   A
24f-2 Notice for the offering was last filed on June 19, 1998.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1
                               2,335,897 UNITS

PROSPECTUS
Part One
Dated July 27, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The Advantage Growth and Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (treasury obligations) and shares of The Advantage Growth Fund ("Advantage Growth"). Advantage Growth is an open-end diversified management investment company, commonly known as a mutual fund. At June 16, 1998, each Unit represented a 1/2,335,897 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 1,000 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, multiplied by 1,000, plus a sales charge of 4.5% of the Public Offering Price (4.712% of the amount invested). At June 16, 1998, the Public Offering Price per 1,000 Units was $1,449.90 (see "Public Offering" in Part
Two).  The minimum purchase is $1,000.

      Please retain both parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations in the Trust       $2,339,000
Aggregate Number of Shares of Advantage Growth in the Trust         63,775.261
Number of Units                                                      2,335,897
Fractional Undivided Interest in the Trust per Unit                1/2,335,897
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $3,234,407
  Aggregate Value of Securities per 1,000 Units                      $1,384.65
  Sales Charge 4.712% (4.5% of Public Offering Price)                   $65.25
  Public Offering Price per 1,000 Units                              $1,449.90
Redemption Price and Sponsor's Repurchase Price per 1,000
  Units ($65.25 less than the Public Offering Price per
  1,000 Units)                                                       $1,384.65

Date Trust Established                                           July 22, 1992
Mandatory Termination Date                                   February 15, 2003
Evaluator's Annual Fee: $.20 per $1,000 principal amount of Treasury Obligations outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                           Maximum of $.15 per 1,000
  an affiliate of the Sponsor                       Units outstanding annually

Trustee's Annual Fee:  $.85 per 1,000 Units outstanding.
Record Date: Five business days after Advantage Growth's ex-dividend date. Distribution Date: Ten business days after Advantage Growth's distribution date.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The Advantage Growth and
Treasury Securities Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The Advantage Growth and Treasury Securities Trust, Series 1 as of March 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Advantage Growth and Treasury Securities Trust, Series 1 at March 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 2, 1998

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 1998


                                    ASSETS

Securities, at market value (cost, including
  accretion on the treasury obligations,
  $2,773,994) (Note 1)                                            $3,445,204
Cash                                                                   3,935
                                                                  __________
                                                                   3,449,139

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      740
                                                                  __________

Net assets, applicable to 2,449,829
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets, including
    accretion on the treasury obligations
    (Note 1)                                         $2,773,994
  Net unrealized appreciation (Note 2)                  671,210
  Distributable funds                                     3,195
                                                     __________

                                                                  $3,448,399
                                                                  ==========

Net asset value per 1,000 units                                    $1,407.61
                                                                  ==========


               See accompanying notes to financial statements.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                                  PORTFOLIO

                                March 31, 1998


  Maturity                                                           Market
   value            Name of Issuer and Title of Security             value

                    "Zero Coupon" U.S. Treasury bonds
 $2,453,000 (1)       maturing February 15, 2003                    $1,860,627
 ==========

   Shares

 66,888.261         The Advantage Growth Fund                        1,584,577
                                                                    __________

                    Total investments                               $3,445,204
                                                                    ==========


(1) The Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.


               See accompanying notes to financial statements.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                           Year ended March 31,

                                 1998              1997            1996

Interest income                $133,524           152,259         176,874

Dividends:
  Ordinary income                16,972            11,208         195,744
  Capital gain                   61,429            68,495         254,318
                              ___________________________________________
  Total investment income       211,925           231,962         626,936

Expenses:
  Trustee's fees and related
    expenses                     (4,469)           (5,409)         (9,947)
  Evaluator's fees                 (552)             (734)           (881)
  Supervisory fees                 (414)             (566)           (630)
                              ___________________________________________
  Total expenses                 (5,435)           (6,709)        (11,458)
                              ___________________________________________
    Investment income - net     206,490           225,253         615,478

Net gain (loss) on investments:
  Net realized gain (loss)       97,933            84,397        (220,623)
  Change in net unrealized
    appreciation or
    depreciation                444,886            35,604         394,635
                              ___________________________________________
                                542,819           120,001         174,012
                              ___________________________________________
Net increase in net assets
  resulting from operations    $749,309           345,254         789,490
                              ===========================================


               See accompanying notes to financial statements.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                            Year ended March 31,

                                     1998           1997            1996

Net increase in net assets
    resulting from operations:
  Investment income - net           $206,490       225,253          615,478
  Net realized gain (loss) on
    investments                       97,933        84,397        (220,623)
  Change in net unrealized
    appreciation or depreciation
    on investments                   444,886        35,604          394,635
                                 __________________________________________
                                     749,309       345,254          789,490

Units redeemed (479,578, 952,547
  and 731,524 in 1998, 1997 and
  1996, respectively)               (633,311)   (1,064,442)        (816,428)

Distributions to unit holders:
  Investment income - net            (13,040)       (2,256)        (186,754)
  Principal from investment
    transactions                     (59,320)      (68,474)        (265,473)
                                 __________________________________________
                                     (72,360)      (70,730)        (452,227)
                                 __________________________________________

Total increase (decrease) in net
  assets                              43,638      (789,918)        (479,165)

Net assets:
  At the beginning of the year     3,404,761     4,194,679        4,673,844
                                 __________________________________________
  At the end of the year
    (including distributable
    funds) applicable
    to Trust units of $3,195,
    $7,441 and $5,319 at
    March 31, 1998, 1997 and
    1996, respectively)           $3,448,399     3,404,761        4,194,679
                                 ==========================================
Trust units outstanding at
  the end of the year              2,449,829     2,929,407        3,881,954


               See accompanying notes to financial statements.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Shares of The Advantage Growth Fund (Advantage Growth) are stated at Advantage Growth's published net asset value as reported by the Evaluator. Net asset value is determined by dividing the value of Advantage Growth's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent.

Investment income -

Dividends from the Advantage Growth shares are recorded on Advantage Growth's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of treasury obligations rather than in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the Advantage Growth shares is based on the net asset value of such shares on the dates the shares were deposited in the Trust. The cost of securities sold is determined on the average cost method. Sales of securities and fund shares are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $.85 per annum per 1,000 units outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. The Evaluator will receive an annual fee based on $.20 per $1,000 principal amount of treasury obligations outstanding. Additionally, the Trust pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 1998 follows:

                                                      Advantage
                                         Treasury       Growth
                                       obligations      shares       Total

          Unrealized appreciation       $127,055       544,155      671,210
          Unrealized depreciation              -             -            -
                                       ____________________________________

                                        $127,055       544,155      671,210
                                       ====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the net asset value of the Advantage Growth shares on the date of an investor's purchase, plus a sales charge of 5.0% of the public offering price which is equivalent to approximately 5.263% of the net amount invested.

Distributions to unit holders -

Distributions to unit holders are made ten business days after Advantage Growth's distribution date.

Selected data per 1,000 units of the Trust outstanding throughout each year -

                                          Year ended March 31,

                                  1998            1997            1996

Investment income -
    interest and dividends       $76.76            68.82         149.11
Expenses                          (1.97)           (1.99)         (2.72)
                              _________________________________________
    Investment income - net       74.79            66.83         146.39

Distributions to unit holders:
  Investment income - net         (4.77)            (.73)        (46.60)
  Principal from investment
    transactions                 (21.70)          (22.16)        (66.38)

Net gain (loss) on investments   197.02            37.77          34.07
                              _________________________________________
    Total increase (decrease)
       in net assets             245.34            81.71          67.48

Net assets:
  Beginning of the year        1,162.27         1,080.56       1,013.08
                              _________________________________________

  End of the year             $1,407.61         1,162.27       1,080.56
                              =========================================

Investment income - interest and dividends, Expenses and Investment income - net per 1,000 units have been calculated based on the weighted average number of units outstanding during each year (2,760,793, 3,370,593 and 4,204,454 units during the years ended March 31, 1998, 1997 and 1996, respectively). Distributions to unit holders of investment income - net per 1,000 units reflects the Trust's cash distributions of approximately $4.77 per 1,000 units to 2,733,662 units on January 14, 1998, approximately $.73 per 1,000 units to 3,089,998 units on January 15, 1997, approximately $.94 per 1,000 units to 4,411,064 units on July 7, 1995 and approximately $45.66 per 1,000 units to 3,999,288 units on January 19, 1996. Distributions of principal from investment transactions reflect the Trust's cash distributions of approximately $21.70 per 1,000 units to 2,733,662 units on January 14, 1998, approximately $22.16 per 1,000 units to 3,089,998 units on January 15, 1997 and approximately $66.38 per 1,000 units to 3,999,288 units on January 19, 1996.

                           THE ADVANTAGE GROWTH AND
                     TREASURY SECURITIES TRUST, SERIES 1

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



           THE ADVANTAGE GROWTH AND TREASURY SECURITIES TRUST

PROSPECTUS                    NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                              ONLY BE USED WITH PART ONE
Dated July 31, 1997

The Trust. The Advantage Growth and Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds and shares of The Northstar Growth Fund ("Northstar Growth"). The Northstar Growth Fund was formerly known as the Northstar Advantage Growth Fund. Northstar Growth is an open-end diversified management investment company, commonly known as a mutual fund.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential capital appreciation by investing a portion of the Trust's portfolio in shares of Northstar Growth. Collectively the Treasury Obligations and the Northstar Growth shares are referred to herein as the "Securities." See "Portfolio" in Part One. Northstar Growth's primary investment objective is to obtain long-term growth of capital. As a secondary objective, Northstar Growth also seeks income. Northstar Growth invests principally in common stocks of companies which are listed on the domestic securities exchanges or are traded in the domestic over-the-counter markets, but may, to a limited extent, invest in securities traded in markets outside the United States. Northstar Growth may also invest in preferred stocks and convertible securities issued by such companies. The Trust has a termination date as set forth in "Summary of Essential Information" in Part One. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objective of the Trust will be achieved.

Each Unit of the Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $1.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Northstar Growth shares were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Trust provides Unit holders who purchase Units at a price of $1.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit, this feature may also provide a potential for capital appreciation. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF THE TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT, DEPENDING ON MARKET CONDITIONS ON THE DATE UNITS ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in the Trust will mature on the date listed in "Portfolio" appearing in Part One. The Treasury Obligations in the Trust had a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Trust on the Initial Date of Deposit. The Northstar Growth shares deposited in the Trust's portfolio have no fixed maturity date and the net asset value of the shares will fluctuate. See "Portfolio" appearing in Part One.

  BOTH PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations and the net asset value of the Northstar Growth shares in the Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus a maximum sales charge as set forth in "Summary of Essential Information" in Part One. The minimum purchase is that amount set forth in Part One. The sales charge is reduced on a graduated scale for sales involving at least that amount set forth in Part One. See "How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions, if any, of net income, other than amortized discount, will be made at least annually. Distributions of realized capital gains, if any, received by the Trust, will be made whenever Northstar Growth makes such a distribution. Any distribution of income and/or capital will be net of the expenses of the Trust. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Principal Distributed?"

Reinvestment. Each Unit holder will, unless he elects to receive cash payments, have distributions of principal (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination), capital, if any, and income earned by the Trust, automatically invested in shares of Northstar Growth (if Units are properly registered) in the name of the Unit holder. Such distributions (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination) will be reinvested without a sales charge or the imposition of a contingent deferred sales load to the participant on each applicable distribution date. See "Rights of Unit Holders-How Can Distributions to Unit Holders be Reinvested?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Northstar Growth shares in the Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust.

           THE ADVANTAGE GROWTH AND TREASURY SECURITIES TRUST

What is The Advantage Growth and Treasury Securities Trust?

The Advantage Growth and Treasury Securities Trust is a series of investment companies created by the Sponsor under the name of The
Advantage Growth and Treasury Securities Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). This series was created under the laws of the State of New York pursuant to a Trust Agreement (the
"Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank as Trustee, First Trust
Advisors L.P. as Evaluator and Portfolio Supervisor.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential capital appreciation by investing a portion of the Trust's portfolio in shares of The Northstar Growth Fund ("Northstar Growth"). The Northstar Growth Fund was formerly known as the Northstar Advantage Growth Fund. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Northstar Growth is an open end mutual fund whose primary investment objective is to obtain long-term growth of capital. As a secondary objective, Northstar Growth also seeks income. Collectively, the Treasury Obligations and Northstar Growth shares in the Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objective of the Trust will be achieved.

The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $1.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Northstar Growth shares never paid a dividend and the value of Northstar Growth shares in the Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit upon the termination of the Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of the Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trust will increase. See "How May Units be Redeemed?" The Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information" appearing in Part One.

What are the Expenses and Charges?

At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. The Sponsor will not receive any fees in connection with its activities relating to the Trust.

First Trust Advisors, L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" appearing in Part One, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in the Trust on January 1 of each year except during the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month in such year.

The Evaluator will receive a fee as indicated in "Summary of Essential Information" appearing in Part One. No fee is paid to the Evaluator with respect to the Northstar Growth shares in the Trust.

The Trustee pays certain expenses of the Trust for which it is reimbursed by the Trust. The Trustee will receive for its ordinary recurring services to a Trust and for all normal expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture, an annual fee computed at $.85 per annum per 1,000 Units in the Trust outstanding based upon the largest aggregate number of Units of the Trust outstanding at any time during the year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." Rule 12b-1 fees imposed on shares of Northstar Growth held in the Trust, are rebated to the Trust, deposited in the Income Account and are used to pay expenses of the Trust.

The Trustee's and the above described fees are payable from the Income Account of the Trust to the extent funds are available and then from the Principal Account of the Trust. Since the Trustee has the use of the funds being held in the Principal and Income Accounts for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges are or may be incurred by the Trust: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Principal Accounts of the Trust except that the Trustee shall not sell Treasury Obligations to pay Trust expenses.

The Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units. Unit holders of the Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinions, it is assumed that the shares of Northstar Growth represent shares in an entity treated as a regulated investment company for Federal income tax purposes.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of the assets of the Trust under the Code; the income of the Trust will be treated as income of the Unit holders thereof under the Code; and each Unit holder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unit holder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unit holder purchases his Units) in order to determine his initial tax basis (before adjustment for accrual of original issue discount) for his pro rata portion of each Security held by the Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations held by the Trust are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unit holder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Treasury Obligation held by the Trust (determined at the time he acquires his Units in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisors regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends (other than designated capital gain dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Northstar Growth share held by the Trust is taxable as ordinary income to the extent of Northstar Growth's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Northstar Growth share which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Northstar Growth share, and to the extent that such dividends exceed a Unit holder's tax basis in such Northstar Growth share shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unit holder has held his or her Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain except in the case of a dealer or a financial institution and, in general, will be long-term if the Unit holder has held his Units for more than one year (the date on which the Units are acquired (i.e., the "trade date") is excluded for purposes of determining whether the Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unit holder has held his Units for more than one year. Unit holders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. Distributions on the Northstar Growth shares which are taxable as ordinary income to the Unit holders will constitute dividends for Federal income tax purposes. To the extent dividends received by Northstar Growth are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by Northstar Growth are from United States corporations (other than real estate investment trusts) and are designated by Northstar Growth as being eligible for the dividends received deduction, distributions received by corporate Unit holders (other than corporate Unit holders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as accumulated earnings tax and personal holding corporation tax) with respect to Northstar Growth shares attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisors with respect to the limitations on and possible modifications to the dividends received deductions.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. Because Unit holders are deemed to directly own a pro rata portion of the Northstar Growth shares as discussed above, Unit holders are advised to read the discussion of tax consequences set forth in the current prospectus for Northstar Growth. Distributions declared by Northstar Growth on the Northstar Growth shares in October, November or December that are held by the Trust and paid during the following January will be treated as having been received by Unit holders on December 31 in the year such distributions were declared. Distributions of the Northstar Growth's net capital gain which Northstar Growth properly designates as capital gain dividends will be taxable to the Unit holders as long-term capital gains regardless of how long a person has been a Unit holder. If a Unit holder holds his Units for six months or less or if the Trust holds shares of Northstar Growth for six months or less, any loss incurred by a Unit holder related to the disposition of Northstar Growth shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gains are subject to a maximum marginal stated tax rate of 28%. On July 29, 1997, White House officials and Congressional leaders announced an agreement on a budget bill (the "Bill"). The Bill, if adopted, would reduce the maximum stated marginal tax rate for capital gains for investments held for at least 18 months to 20% (10% in the case of certain taxpayers in the lowest tax bracket). The announcement did not include specific legislative language. Potential investors should consult their tax advisors regarding the potential effect of the Bill on their investment in Units. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

"The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all the Securities represented by that Unit.

Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by the Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation. Northstar Growth may elect to pass through to its shareholders the foreign income and similar taxes paid by Northstar Growth in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by Northstar Growth. If such an election is made, Unit holders of the Trust, because they are deemed to own a pro rata portion of the Northstar Growth shares held by the Trust, as described above, must include in their gross income, for Federal income tax purposes, both their portion of dividends received by the Trust from Northstar Growth, and also their portion of the amount which Northstar Growth deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of Northstar Growth from its foreign investments. Unit holders may then subtract from their Federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. Legislative proposals have been made which would impose a required holding period (with respect to the Unit holder's holding of Units in the Trust, the Trust's holding of shares in Northstar Growth and Northstar Growth's holding of foreign securities) for such credit. Unit holders should consult their tax advisors regarding this election and its consequences to them.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

Unit holders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gains distributions includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Dividend income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisors for specific information on the tax consequences of particular types of distributions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trust Suitable for Retirement Plans?"

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trust for New York tax matters, under the existing income tax laws of the State of New York the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unit holders thereof.

Why are Investments in the Trust Suitable for Retirement Plans?

Units of the Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Zero Coupon Treasuries?

The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in shares of Northstar Growth.

What is The Northstar Growth Fund?

The portfolio of the Trust also contains shares of Northstar Growth. Northstar Growth was formerly referred to as Advantage Growth. Northstar Growth is an open-end diversified management investment company, commonly known as a mutual fund. Northstar Growth is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Northstar Growth's investment objective is long-term growth of capital. The shares of Northstar Growth deposited in the Trust are maintained on the books of Northstar Growth's transfer agent.

Northstar Growth currently offers three classes of shares ("Class A," "Class B" and "Class C") which may be purchased at a price equal to their respective net asset value per share, plus a sales charge. The Trust has purchased Class T shares, which as of June 5, 1995 are no longer offered for sale by any Northstar Fund, except in connection with reinvestment of dividends and other distributions, upon exchange of Class T shares of another Northstar Fund or upon exchange from the Class T Account of the Money Market Portfolio. Any reference to Northstar Growth shares in this Prospectus shall refer to Class T shares.

Northstar Growth has followed the practice of paying a distribution at least once annually representing substantially all of its net investment income and distributing any net realized capital gains.

The table below shows important financial information for Northstar Growth, such as net investment income, expenses, and dividends, expressed in terms of one share outstanding throughout the period. This table is covered by the independent public accountant's report appearing in Northstar Growth's Statement of Additional Information dated March 1, 1997. Northstar Growth's Statement of Additional Information dated March 1, 1997 and its prospectus dated March 1, 1997 may be obtained without charge by writing to The Northstar Funds, Two Pickwick Plaza, Greenwich, Connecticut 06830 or calling (203) 863-6200 or 1-800-595-7827.

                Selected per Share Data and Ratios for a Northstar Growth Share Outstanding throughout the Period

Northstar Growth Fund

                                   Year        Year        Year        Year        Year        Year        Year        Year
                                   Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
                                   12/31/96    12/31/95    12/31/94    12/31/93    12/31/92    12/31/91    12/31/90    12/31/89
                                   ________    ________    ________    ________    ________    ________    ________    ________
Net asset value at beginning
   of period                       $15.53      $15.75      $17.33      $16.36      $16.37      $12.49      $13.85      $11.96
                                   _______     _______     _______     _______     _______     _______     _______     _______
Income from investment
   operations:
Net investment income (loss)       (0.06)      0.07        0.08        0.02        0.02        0.09        0.10        0.20
Net realized and unrealized
   gain (loss)                     3.16        3.77        (1.41)      1.67        1.30        4.62        (0.83)      2.66
                                   _______     _______     _______     _______     _______     _______     _______     _______
Total from investment
   operations                      3.10        3.84        (1.33)      1.69        1.32        4.71        (0.73)      2.86
                                   _______     _______     _______     _______     _______     _______     _______     _______
Less distributions:
Dividends from net
   investment income               -           (0.07)      (0.08)      (0.04)      (0.02)      (0.08)      (0.10)      (0.20)
Dividends from net realized gain   (0.81)      (3.99)      (0.15)      (0.67)      (1.31)      (0.75)      (0.51)      (0.76)
Dividends from capital             -           -           (0.02)      (0.01)*     0.00        0.00        (0.02)      (0.01)
                                   _______     _______     _______     _______     _______     _______     _______     _______
Total distributions                (0.81)      (4.06)      (0.25)      (0.72)      (1.33)      (0.83)      (0.63)      (0.97)
                                   _______     _______     _______     _______     _______     _______     _______     _______
Net asset value at end of period   $17.82      $15.53      $15.75      $17.33      $16.36      $16.37      $12.49      $13.85
                                   _______     _______     _______     _______     _______     _______     _______     _______
Total return+                      19.90%      24.40%      (7.66)%     10.36%      8.05%       38.10%      (5.24)%     24.25%
Ratios/supplemental data:
Net assets at end of period
   (thousands)                     $70,406     $76,343     $76,391     $80,759     $56,759     $40,884     $24,927     $29,842
Ratio of operating expenses
   to average net assets           2.00%       2.00%       2.00%       2.04%       2.15%       2.25%       2.33%       2.33%
Ratio of expense reimbursement
   to average net assets           0.04%       -           -           -           -           -           -           -
Ratio of net investment income
   (loss) to average net assets    (3.05)%     0.37%       0.49%       0.13%       0.09%       0.66%       0.80%       1.39%
Average commissions per share      $0.0593     -           -           -           -           -           -           -
Portfolio turnover rate            62.00%      134.00%     53.76%      42.27%      46.77%      63.56%      54.22%      74.56%


______________

* Represents distribution in excess of investment income due to differences in book and tax income. The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of Northstar Growth, based upon Northstar Growth's operating expenses for its most recent fiscal year.

+ Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.


Shareholder Transaction Expenses
Maximum Front-End Sales Load Imposed on Purchases of Shares
     (as a percentage of Offering Price)                                                                        0%
Maximum Front-End or Deferred Sales Load on Reinvested Dividends/Distributions                                  0%
Maximum Contingent Deferred Sales Load on Sale of Shares
     (as a percentage of the lesser of original price or redemption proceeds)                                   4% *
Exchange Fee                                                                                                    $0

Annual Northstar Growth Operating Expenses
 (as a percentage of average net assets)
Management Fee                                                                                                   .75%
12b-1 Fee                                                                                                        .95% **
Other Expenses                                                                                                   .30%
Total Fund Operating Expenses                                                                                   2.00%


______________

* Contingent deferred sales load on redemptions declines 1% annually from a maximum of 4% to 0% after four years.

** Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.

Example
                                                                        1 year        3 years       5 years       10 years
                                                                        _______       _______       _______       ________
You would pay the following expenses on a $1,000
     investment, assuming 5% annual return and
     redemption at the end of each time period
Northstar Growth* **                                                    $60           $83           $108          $220
You would pay the following expenses on the same
     investment, assuming no redemption
Northstar Growth* **                                                    $20           $63           $108          $220


_______________

* There is no contingent deferred sales load payable upon the redemption of the Northstar Growth shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Northstar Growth shares is 5.0% in the secondary market.

** Effectively, there are no 12b-1 fees on Northstar Growth shares held in the Trust. However, Unit holders who acquire shares of Northstar Growth through reinvestment of dividends or distributions or through reinvestment at the Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

The foregoing table is intended to assist investors in understanding the various costs and expenses that they will bear directly or indirectly when investing in Northstar Growth. The example is included to provide a means for comparison of expense levels of mutual funds with different fee structures over varying investment periods. To facilitate this comparison, all mutual funds are required for this purpose to assume a 5% annual return. This assumption is unrelated to Northstar Growth's past performance and is not a projection of future performance. In addition, the example should not be considered a representation of past or future expenses of Northstar Growth. The Northstar Growth's actual expenses may be greater or less than those shown. The first part of the example reflects deduction of the contingent deferred sales load imposed by Northstar Growth at rates declining 1% annually from a maximum of 4% of the lesser of the new asset value or total cost of shares redeemed within one year of purchase to 1% of such amount for shares redeemed after three years. No contingent deferred sales load is deducted with respect to shares redeemed after four years or acquired through reinvestment of distributions.

Northstar Growth was established as an unincorporated business trust under the laws of The Commonwealth of Massachusetts in October 1985. The Trustees of Northstar Growth have authority to issue an unlimited number of shares of beneficial interest without par value. When issued, each share will be fully paid and nonassessable by Northstar Growth. Shareholders do not have preemptive or conversion rights. All shares have equal rights with regard to voting, redemption, dividends, distributions and liquidation. Each share of Northstar Growth is entitled to one vote. Shares of Northstar Growth do not have cumulative voting rights. Fractional shares have proportional voting rights and participate in any distributions and dividends.

Certificates for shares of Northstar Growth will be issued only upon specific written request to Northstar Growth. Northstar Growth's transfer agent maintains records of each shareholder's account and confirmations showing purchase and sale transactions are issued.

Northstar Growth is not required to hold annual meetings of shareholders. However, special meetings of shareholders may be called for purposes such as electing or removing Trustees, changing a fundamental investment policy, and approving an investment advisory agreement or a Rule 12b-1 distribution plan. In addition, a special meeting of shareholders of Northstar Growth will be held if, at any time, less than a majority of the Trustees then in office have been elected by shareholders of Northstar Growth. Shareholders of Northstar Growth have the right to communicate with other shareholders of Northstar Growth in accordance with the provisions of Section 16(c) of the Investment Company Act of 1940.

From time to time Northstar Growth may advertise the "total return" or "yield" of its portfolio and may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities indices. The "total return" of Northstar Growth refers to the average annual compounded rate of return over the stated period that would equate an initial investment in Northstar Growth at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges and any contingent deferred sales charge. Northstar Growth's "yield" is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. In computing net investment income, all recurring charges are recognized. The methods used to calculate "total return" and "yield" are described further in the Statement of Additional Information.

The performance of Northstar Growth will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of Northstar Growth's portfolio and expenses. Consequently, Northstar Growth's performance figures should not be considered representative of the performance of Northstar Growth for any future period. Current performance information for Northstar Growth may be obtained by contacting your investment broker.

What are Northstar Growth's Investment Objectives and Policies?

Northstar Growth's investment objective is long-term growth of capital. The investment objective of Northstar Growth may be changed by Northstar Growth's Trustees without shareholder approval. There can, of course, be no guarantee that the investment objectives of Northstar Growth will be achieved, due to the uncertainty inherent in all investments. Northstar Growth invests principally in common stocks of companies which are listed on the domestic securities exchanges or are traded in the over-the-counter domestic markets, but may, to a limited extent, invest in securities traded in markets outside the United States. Northstar Growth may also invest in preferred stocks and convertible securities issued by such companies.

Northstar Growth invests in industries and companies which, in the opinion of Northstar Growth's investment adviser, have potential primarily for capital growth and secondarily for income. The investment adviser generally selects securities of companies with records of above-average earnings growth or companies which, in its view, are substantially undervalued in relation to assets. Some of the equity securities in which Northstar Growth invests may be speculative and involve substantial risk since they may experience significant price fluctuations in both rising and declining markets. Northstar Growth may invest up to 20% of its net assets in securities of foreign issuers, not more than 10% of which may be invested in issuers that are not listed on a U.S. securities exchange.

Other Investment Policies and Techniques. In addition to investing in securities directly, Northstar Growth may employ other investment techniques which, together with their related risks, are summarized below. These investment techniques and the related risks are described in more detail in the Statement of Additional Information for Northstar Growth.

Derivative Securities. Northstar Growth may purchase derivative securities, securities that derive their value from the performance of an underlying asset. Derivatives usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on future and forward contracts. Derivative are often used to "hedge" or offset market fluctuations or changes in currency exchange or interest rates, but may also be used for speculative purposes to increase returns. In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives: changes in the value of the derivative may not match changes in the value or its underlying asset; hedging may not be successful, and may prevent Northstar Growth from making other gains; and derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

Options and Futures Transactions and their Risks. Northstar Growth's investment adviser may at times seek to hedge against either a decline in the value of securities included in its portfolio or an increase in the price of securities which it plans to purchase for Northstar Growth through the writing and purchase of options and the purchase and sale of financial futures contracts and related options, including options and futures on stock indices. In addition, Northstar Growth may seek to increase the current return of its portfolio by writing covered call or secured put options.

Northstar Growth generally expects that its options and futures transactions will be conducted on securities exchanges. In certain instances, however, Northstar Growth may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission (the "Commission") considers over-the-counter options and their underlying securities to be illiquid and accordingly no more than 15% of Northstar Growth's net assets may be subject to such options or will be invested in other illiquid securities at any time. Northstar

Growth's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to Northstar Growth.

In the case of certain options and futures transactions, Northstar Growth may be required to maintain in a segregated account at its custodian bank, cash or short-term U.S. Government Securities with a value equal to or greater than Northstar Growth's obligation under the option or futures contract.

The use of options and futures strategies by Northstar Growth involves certain risks, including the risk that no liquid market will exist and that Northstar Growth will be unable to effect closing transactions at any particular time or at an acceptable price and the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities which are the subject of the hedge. The successful use of options and futures strategies depends on the ability of Northstar Growth's investment adviser to correctly forecast rate movements and general stock market price movements. Expenses and losses incurred as a result of these hedging strategies will reduce the current return.

Repurchase Agreements. Northstar Growth may invest in repurchase agreements either for temporary defensive purposes due to adverse market conditions or to generate income from its cash balances. Repurchase agreements maturing more than seven days in the future are considered illiquid, and Northstar Growth will invest no more than 15% of its net assets in such repurchase agreements at any time. Repurchase agreements acquired by Northstar Growth will always be fully collateralized by money market instruments (generally securities issued by the U.S. Government, bankers' acceptances, or certificates of deposit) as to principal and interest and will be entered into only with commercial banks, brokers and dealers considered by Northstar Growth's investment adviser to be creditworthy under guidelines adopted by the Trustees of Northstar Growth. The use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the repurchase agreement. Northstar Growth's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, Northstar Growth could suffer a loss.

Lending Portfolio Securities. In order to obtain a return on its investments, Northstar Growth may lend portfolio securities to brokers, dealers and other financial institutions in amounts up to one-third of the value of its total assets. Loans of portfolio securities will always be fully collateralized and will be made only to borrowers considered by Northstar Growth's investment adviser to be creditworthy under guidelines adopted by the Trustees of Northstar Growth. Northstar Growth may invest cash collateral in high-yielding, short-term investments, including any combination of U.S. Government Securities, bank letters of credit, repurchase agreements or investment grade commercial paper, rated in the top two ranking categories by a nationally recognized statistical rating organization. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially.

Forward Commitments. Northstar Growth may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account at its custodian bank, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of Northstar Growth's other assets. Where such purchases are made through dealers, Northstar Growth relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to Northstar Growth of an advantageous yield or price.

Floating or Variable Rate Instruments. Northstar Growth may invest in floating or variable rate instruments, which provide for interest rate adjustment at specified intervals. Rate adjustments on such securities are usually set at the issuer's discretion, in which case the Fund would normally have the right to resell the security to the issuer or its agent. Alternatively, rate revisions may be determined in accordance with a prescribed formula or other contractual procedure. A Fund may also acquire put options in combination with the purchase of underlying securities or may separately acquire put options that relate to securities held in the portfolio. Such put options would give Northstar Growth the right to require the issuer or some other person to purchase the underlying security at an agreed upon price.

Discount Obligations. A portion of Northstar Growth's investments in debt securities may be in (i) securities which were originally issued at a discount from their face value (collectively, "Discount Obligations") and (ii) securities purchased by Northstar Growth at a price less than their stated face value amount. Under current federal tax law, Northstar Growth will accrue as current income each year a portion of the discount even though Northstar Growth does not receive during the year cash interest payments on the obligation corresponding to the accrued discount. As an investment company, Northstar Growth must pay out substantially all of its net investment income each year. Accordingly, Northstar Growth may be required to pay out as income distribution each year an amount which is greater than the total amount of cash interest Northstar Growth actually received. Such distributions will be made from the cash assets of Northstar Growth or by liquidation of its portfolio securities, if necessary.

Defensive Strategies. When adverse market conditions warrant a temporary defensive strategy, Northstar Growth may invest in U.S. Government Securities and money market instruments. Money market instruments include high-grade commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits with maturities of less than seven days, bankers' acceptances and repurchase agreements. Investment in commercial paper will be rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by Standard & Poor's, or F-1 or F-2 by Fitch Investors Service, Inc. Investment in bank instruments will be in instruments which are issued by U.S. banks having assets at the time of investment of $1 billion or more and which generally mature in one year or less from the date of the acquisition.

Foreign Investments. Northstar Growth may invest up to 20% of its net assets in securities of foreign issuers. Up to 10% of the Fund's net assets may be invested in securities of foreign issuers that are not listed on a U.S. securities exchange. Such securities include securities that are traded on a stock exchange or on an established over-the-counter market outside the United States and privately placed securities that are resold to U.S. institutional buyers.

Investments in foreign securities involve certain risks, such as possible imposition of additional dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities that are not traded on a U.S. securities exchange or in the U.S. over-the-counter market involve additional considerations due to more limited information, higher brokerage costs, different accounting standards and thinner trading markets. Where the purchase is made in a foreign currency, Northstar Growth may incur currency conversion costs and may be adversely affected by fluctuations in the value of that currency.

Zero Coupon Treasury Securities. Northstar Growth may invest up to 5% of its total assets in zero coupon Treasury securities, which consist of stripped interest or principal components of U.S. Treasury bonds or notes ("STRIPs"). STRIPs involve the separation of the corpus (face amount) of the bond or note from the coupon (interest portion). The U.S. Treasury redeems the bond or note corpus (zero coupon bond or note) for the face value thereof at maturity and redeems the stripped coupon (interest portion) beginning at the date specified thereon. Such securities pay no interest to holders during their life and usually trade at a deep discount from their face or par value. They are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity. Stripped interests in U.S. Treasury Securities that are not issued through the U.S. Treasury's STRIPS program are not considered to be U.S. Government Securities.

Under current federal tax law, Northstar Growth will receive net investment income in the form of interest by virtue of holding Treasury bills, notes and bonds, and will recognize interest attributable to it from holding zero coupon Treasury securities. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though Northstar Growth receives no interest payment in cash on the security during the year. As an investment company, Northstar Growth must pay out substantially all of its net investment income each year. Accordingly, Northstar Growth may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest Northstar Growth actually received. Such distributions will be made from the cash assets of Northstar Growth or by liquidation of portfolio securities, if necessary.

Private Placements. Northstar Growth may acquire privately placed securities that are not registered under the Securities Act of 1933, but that can be offered and sold to qualified institutional buyers under Rule 144A under the Act ("144A securities"). The Board of Trustees has adopted guidelines that delegate to Northstar Growth's investment adviser the daily function of determining and monitoring the liquidity of 144A securities. Since it is not possible to predict with assurance exactly how the institutional market for 144A securities will develop, the Trustees will carefully monitor Northstar Growth investments in these securities, focusing upon various factors, including valuation, liquidity and availability of information. Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the investments in Rule 144A securities could be adversely effected.

Investment Restrictions. Northstar Growth has adopted certain fundamental investment policies which may not be changed without approval of Northstar Growth shareholders. These policies provide, among other things, that Northstar Growth may not: (i) borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided Northstar Growth maintains asset coverage of 300% for all borrowings; (ii) purchase securities of any one issuer (except Government securities) if, as a result, more than 5% of the total assets would be invested in that issuer or Northstar Growth would own or hold more than 10% of the outstanding voting securities of the issuer, provided, however, that up to 25% of total assets may be invested without regard to these limitations; (iii) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, Northstar Growth may be deemed to be an underwriter; (iv) concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);
(v) make any investment in real estate, commodities or commodities contracts, except that Northstar Growth may: (a) purchase or sell readily marketable securities which are secured by interests in real estate or issued by companies which deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options as described herein and in Northstar Growth's Statement of Additional Information; (vi) make loans, except that Northstar Growth may (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets; and (vii) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, provided that the deposit or payment by Northstar Growth of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities; (viii) borrow money in excess of 5% of its total assets (taken at market value); (ix) pledge, mortgage, or hypothecate in excess of 5% of its total assets (the deposit or payment by Northstar Growth of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets); (x) purchase more that 10% of the voting securities of any one issuer, except U.S. Government Securities; (xi) invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Northstar Growth has valued the securities, excluding restricted securities that have been determined by the Trustees of Northstar Growth (or the persons designated by them to make such determinations) to be readily marketable; (xii) purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government Securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of Northstar Growth in all such issuers to exceed 5% of the total assets of Northstar Growth taken at market value. For information on certain nonfundamental policies which may be changed at any time without a shareholder vote, see "Investment Restrictions" in Northstar Growth's Statement of Additional Information.

The net asset value per share of Northstar Growth is computed each day on which the New York Stock Exchange is open as of the close of trading on the exchange (currently 4:00 p.m. Eastern time). The net asset value per share is arrived at by determining the value of all of the assets of Northstar Growth, subtracting all liabilities and dividing the result by the total number of shares outstanding. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, provided that it approximates market value. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined by or under the direction of the Trustees of Northstar Growth. Since market quotations for many high yield debt instruments may be determined by pricing services approved under the direction of the Trustees of Northstar Growth, as the case may be. Additional information concerning Northstar Growths' valuation policies is contained in the Statement of Additional Information.

Who is the Investment Adviser of Northstar Growth?

Northstar Investment Management Corporation (the "Adviser"), Two Pickwick Plaza, Greenwich, Connecticut 06830, serves as investment adviser to Northstar Growth. The Adviser is an indirect, majority-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Combined minority interests held by members of senior management currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life and health insurance businesses. Through Northwestern National Life Insurance Company and other subsidiaries, ReliaStar issues and distributes individual life insurance, annuities and mutual funds, group life and health insurance and life and health reinsurance, and provides related investment management services. Prior to June 2, 1995, the Fund was managed by Boston Security Counsellors, Inc. ("BSC"). BSC is a wholly-owned subsidiary of The Advest Group, Inc., which is also the parent company of Advest, Inc.

Subject to the supervision and direction of the Trustees of Northstar Growth, the Adviser manages Northstar Growth's portfolio in accordance with its stated investment objective and policies, makes investment decisions for Northstar Growth, places orders to purchase and sell securities on behalf of Northstar Growth, and administers the affairs of Northstar Growth. For its services, Northstar Growth pays the Adviser a fee monthly at the annual rate of .75% of Northstar Growth's average daily net assets. This fee is higher than investment advisory fees paid by many other mutual funds.

Expenses. Northstar Growth bears all expenses of its operations other than those incurred by the Adviser under its investment advisory agreement. Northstar Growth pays the following expenses, among others: investment advisory fees; amounts pursuant to their distribution plans; bookkeeping, share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of prospectuses, statements of additional information and shareholder reports for distribution to current shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. Under the investment advisory agreement, the Adviser will reduce its fee to the extent that expenses payable by Northstar Growth would exceed the limit on expenses applicable to the Fund in any state in which the Fund's shares are then qualified for sale. For the fiscal year ended December 31, 1994, total operating expenses borne by Northstar Growth (as a percentage of the Fund's average net assets) were 2.00%.

Portfolio Brokerage Transactions. Subject to the supervision of the Trustees, the Adviser selects the brokers and dealers which execute orders to purchase and sell portfolio securities for Northstar Growth. The Adviser seeks to obtain the best available price and most favorable execution with respect to all transactions for Northstar Growth.

In selecting broker/dealers and negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to brokers who provide research or statistical materials or other services to Northstar Growth. The Adviser is authorized to pay higher commissions to brokerage firms that provide the Adviser with such materials than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser in managing the assets of other advisory accounts managed by the Adviser as well as in the management of Northstar Growth.

Subject to the consideration of best price and execution and to applicable regulations, sales of shares of other members of The
Northstar Funds may be considered as a factor in the selection of brokers and dealers which execute orders to purchase and sell portfolio securities for Northstar Growth.

Distribution Plans. Northstar Growth has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The distribution plans authorize the periodic expenditure by Northstar Growth of .95% annually of its average daily net asset value for each year elapsed subsequent to adoption of the plan to finance activities which are primarily intended to result in the sale of shares of Northstar Growth Fund, including but not limited to, the following: (i) commissions to sales personnel for selling shares of Northstar Growth;
(ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker/dealers and other financial institutions which have entered into agreements with NWNL Northstar Distributors, Inc. (the "Underwriter") in the form of the Dealer Agreement for Northstar Growth for services rendered in connection with the sale and distribution of shares of Northstar Growth and provision of shareholder services; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to Northstar Growth, (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing Northstar Growth's Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of Northstar Growth determine are reasonably calculated to result in the sale of shares of Northstar Growth; provided, however, that a portion of such amount paid to the Underwriter may be paid for reimbursing the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). From the Service Fee, the Underwriter expects to pay a quarterly fee to qualifying broker/dealers firms, as compensation for providing personal services to shareholders and/or for the maintenance of shareholder accounts with respect to shares sold by such firms. In order to receive Service Fees under the Plans, participants must meet such qualifications to be established in the sole discretion of the Underwriter. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Northstar Growth shares which are paid or reallowed to such firms. To the extent that the entire amount of such Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished to shareholders by the Underwriter. With respect to the Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest, Inc. as compensation for servicing Class T shareholder accounts and reimbursement for its prior distribution and shareholder servicing activities in connection with Class T shares.

The amount paid to the Underwriter in any year pursuant to the distribution plan may exceed the amount of expenses incurred by it in performing distribution services on behalf of Northstar Growth, thereby resulting in a profit to the Underwriter or Advest, Inc. for that year. It is more likely, however, that during periods in which significant new sales of Northstar Growth shares are occurring, the amount of expenses incurred by the Underwriter or Advest, Inc. in any year will exceed the annual rate permitted under the plan. Pursuant to the distribution plan, total payments made by Northstar Growth in any year may not exceed .95% of such Fund's average daily net assets. Under NASD rules, fees of this type will be limited to .75% annually for sales charges and .25% annually for service fees, with an aggregate limit upon sales charges of 6.25% of new gross sales after inception of a 12b-1 plan plus interest on outstanding balances at the prime rate plus 1% per annum. Payments by Northstar Growth have been set at .95% annually. Payments received by the Underwriter under the distribution plans during 1994 were utilized by the Underwriter or Advest, Inc. to defray commissions paid to sales personnel and to pay other expenses incurred by the Underwriter or Advest, Inc. in its marketing and distribution activities, or were retained by the Underwriter or Advest, Inc. to offset in part distribution expenses in excess of amounts received under the plans in prior periods.

The distribution plan requires that at least quarterly the Trustees of the Fund review a written report with respect to the amounts expended under the distribution plan and the purposes therefor. The Trustees of the Fund have approved the distribution plan and determined that there is a reasonable likelihood that the distribution plan will benefit Northstar Growth and its respective shareholders. Rule 12b-1 requires that while the distribution plan is in effect the selection of Trustees of the Fund who are not interested persons of Northstar Growth be made by the disinterested Trustees of the Fund.

THE RULE 12B-1 FEES IMPOSED ON SHARES HELD IN THE TRUST ARE REBATED TO THE TRUST AND ARE USED TO REDUCE EXPENSES OF THE TRUST RESULTING IN INCREASED DISTRIBUTIONS TO UNIT HOLDERS. UNIT HOLDERS WHO ACQUIRE SHARES OF ADVANTAGE GROWTH THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS OR THROUGH REINVESTMENT AT THE TRUST'S TERMINATION WILL BEGIN TO INCUR RULE 12B-1 FEES AT SUCH TIME AS SHARES ARE ACQUIRED.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in the Trust described herein.

The Sponsor has obtained an exemptive order of the Securities and Exchange Commission to enable it to deposit Northstar Growth shares purchased for deposit in the Trust. Under the terms of the exemptive order, the Sponsor has agreed to take certain steps to ensure that investment in Northstar Growth shares is equitable to all parties and particularly that the interests of the Unit holders are protected. Northstar Growth has agreed to waive any sales charge, including any contingent deferred sales load, on shares sold to the Trust. Furthermore, First Trust Advisors L.P. has agreed to waive its usual fee for acting as Evaluator of the Trust's portfolio with respect to that portion of the portfolio comprised of Northstar Growth shares, since information with respect to the price of Northstar Growth's shares is readily available to it. In addition, the Indenture requires the Trustee to vote all shares of Northstar Growth held in the Trust in the same manner and ratio on all proposals as the vote of owners of Northstar Growth shares not held by the Trust.

The value of Northstar Growth's shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price at which they were deposited in the Trust. Northstar Growth's shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting the securities in which it is invested and the success of Northstar Growth's management in anticipating or taking advantage of such opportunities as they may occur. However, the Sponsor believes that, upon termination of the Trust, even if the Northstar Growth shares deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations) for those individuals purchasing on the Initial Date of Deposit (or any other Date when the value of the Units is $1.00 or less). This feature of the Trust provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit, this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of the Trust on the Initial Date of Deposit (or another date when the value of the Units is $1.00 or less), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment but may dispose of Securities only under limited circumstances. Of course, the portfolio of Northstar Growth included in the Trust will be changing as the Investment Adviser attempts to achieve Northstar Growth's objectives.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Northstar Growth shares in the Trust, plus or minus cash, if any, in the Principal Account held or owned by the Trust, plus a maximum sales charge of 5.0% of the Public Offering Price (equivalent to 5.263% of the net amount invested) divided by the number of outstanding Units of the Trust.

The minimum purchase of the Trust is $1,000. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                                          Percent of          Percent of
                                                          Offering            Net Amount
Number of Units                                           Price               Invested
____________________                                      __________          __________
  100,000 but less than 250,000                            .25%                .2506%
  250,000 but less than 500,000                            .50%                .5025%
  500,000 but less than 750,000                           1.00%               1.0101%
  750,000 but less than 1,000,000                         1.25%               1.2658%
1,000,000 or more                                         1.50%               1.5228%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from the broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. With respect to the employees, officers and directors (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries, the sales charge is reduced by 2% of the Public Offering Price for purchases of Units during the secondary offering period.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" in Part One in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of the Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations and the net asset value of the Northstar Growth shares therein plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust, (b) if net bid prices are not available for the Treasury Obligations, on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations on the bid side of the market by appraisal, or (d) by any combination of the above.

The secondary market Public Offering Price will be equal to the bid price per Unit of the Treasury Obligations and the net asset value of the Northstar Growth shares therein plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus the applicable sales charge.

Although payment is normally made three business days following the order for purchase (the "date of settlement"), payment may be made prior thereto. A person will become owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made on the date of settlement relating to such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Trust for sale in a number of states. Secondary market sales will be made to dealers and others at prices which represent a concession or agency commission of 3.1% of the Public Offering Price. However, resales of Units of the Trust by such dealers and others to the public will be made at the Public Offering Price described in the prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the third preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In

Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge of 5.0%) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Principal Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unit holders of record on the preceding Record Date. See "Summary of Essential Information" in Part One. Proceeds received from rebated Rule 12b-1 fees or on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed at least annually on each Distribution Date to Unit holders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations in the Trust, will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

The Record Dates and Distribution Dates were established so as to occur shortly after the record dates and the payment dates of Northstar
Growth. Northstar Growth normally pays quarterly dividends of its net investment income. Net realized capital gains, if any, will be distributed at least annually.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by the Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after the Trust is terminated, each Unit holder will, upon surrender of his Units for redemption, receive: (i) the number of shares of Northstar Growth attributable to his Units, which will be distributed "in-kind" directly to his account, rather than redeemed, (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations may not be sold to pay for Trust expenses. Not less than 60 days prior to the termination of the Trust, Unit holders will be offered the option of having the proceeds from the disposition of the Treasury Obligations in the Trust invested, at the net asset value on the date such proceeds become available to the Trust, in additional shares of Northstar Growth at net asset value. Such shares will not be subject to a sales charge or a contingent deferred sales load but such shares will incur Rule 12b-1 fees as do all other shares held directly by investors in Northstar Growth. Unless a Unit holder indicates that he wishes to reinvest such amounts, they will be paid in cash, as indicated above. A Unit holder may, of course, at any time after the shares are distributed to his account, instruct Northstar Growth to redeem all or a portion of the shares in his account. Shares of Northstar Growth, as more fully described in its prospectus, will be redeemed at the then current net asset value. If within 180 days of the termination of the Trust a registered owner of Units has not surrendered the Units, the Trustee shall liquidate the shares of Northstar Growth held for such owner and hold the funds to which such owner is entitled until such Units are surrendered.

The Trustee will credit to the Income Account of the Trust any dividends, distributions or rebated Rule 12b-1 fees received on the Northstar Growth shares therein. All other receipts (e.g. return of principal, etc.) are credited to the Principal Account of the Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

How Can Distributions to Unit Holders be Reinvested?

Each Unit holder of the Trust will have distributions of principal or income automatically invested in Northstar Growth shares (if Units are properly registered in the name of the Unit holder) deposited at such share's net asset value next computed, unless he indicates at the time of purchase, or subsequently notifies the Trustee in writing, that he wishes to receive cash payments. Shares of Northstar Growth obtained through reinvestment will not be subject to a sales charge or a contingent deferred sales load, although such shares will incur Rule 12b-1 fees as do all other shares held directly by investors in Northstar Growth. Reinvestment by the Trust in Northstar Growth shares will normally be made as of the payable date of the Trust after the Trustee deducts therefrom the expenses of the Trust.

Additional information with respect to the investment objectives and the management of Northstar Growth is contained in its prospectus, which can be obtained from the Sponsor or any broker/dealer with a currently effective sales agreement with Advest, Inc.

Unit holders who are receiving distributions in cash may elect to participate in the automatic reinvestment feature by filing with the Trustee an election to have such distributions reinvested without a sales charge. Such election must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee.

Exchange Privilege. THE EXCHANGE PRIVILEGE DOES NOT APPLY TO ADVANTAGE GROWTH SHARES IN THE TRUST'S PORTFOLIO, ONLY TO A UNIT HOLDER'S
REINVESTMENT ACCOUNT.

Unit holders may exchange shares of a Northstar Fund for the same class of shares of another Northstar Fund. Exchange requests in proper form will be honored prior to 4:00 p.m. Eastern time. The following conditions must be met for all exchanges among the Northstar Funds: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sales in the Unit holder's state of residence; (2) the Acquired Shares will be registered to the same Unit holder account as the shares to be surrendered (the "Exchanged Shares"); (3) the Exchanged Shares must have been held in the Unit holder's account for at least 30 days prior to the exchange; (4) the account value of the Northstar Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (5) a properly executed exchange request has been received by the Transfer Agent.

Exchanges will be based upon each Fund's net asset value per share next computed following receipt of a properly executed exchange request, without a sales charge. Each Northstar Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. In order to maintain a stable asset base in each Northstar Fund and to reduce administrative expenses borne by each Fund, the Adviser generally restricts shareholders to a maximum of six exchanges out of a Northstar Fund each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

Each Northstar Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Northstar Fund has different investment objectives and policies. Shareholders should, therefore, obtain and review the prospectus of the fund into which the exchange is to be made before any exchange requests are made.

The exchange of shares from one Northstar Fund to another is treated as a sale of the Exchanged Shares and a purchase of the Acquired Shares for Federal income tax purposes. The shareholder may, therefore, realize a taxable gain or loss.

A Unit holder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. All exchanges shall be governed by the then current prospectus of The Northstar Funds. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent of Northstar Growth.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of the Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per 1,000 Units next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "How are Income and Principal Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Shares of Northstar Growth will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations and the net asset value of the Northstar Growth shares in the Trust plus or minus cash, if any, in the Principal Account of the Trust. The Redemption Price per 1,000 Units is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities (including "when issued" contracts, if any) held in the Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations and the net asset value of the Northstar Growth shares next computed; and (3) dividends receivable on Northstar Growth shares trading ex-dividend as of the date of computation and amounts accrued, if any, for rebated Rule 12b-1 fees; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of the Trust; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Supervisor and counsel fees, if any;
(3) cash held for distribution to Unit holders of record of the Trust as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. in the City of New York on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trust?

The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the unlikely event that an issuer of a Security defaults in the payment of dividends or interest or there exist certain other materially adverse conditions described in the Indenture.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit. Treasury Obligations may not be sold to meet Trust expenses.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P. was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture Be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that the Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in the Trust but in no event beyond the Mandatory Termination Date indicated under "Summary of Essential Information" in Part One. The Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust or by the Trustee in the event that Units of the Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by the Underwriters, including the Sponsor. If the Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of the Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Principal Distributed?"

Legal Opinions

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn will act as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

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Page 26


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Page 27


CONTENTS:

The Advantage Growth and Treasury Securities Trust:
What is The Advantage Growth and Treasury Securities
Trust?                                                    3
What are the Expenses and Charges?                        3
What is the Federal Tax Status of Unit Holders?           4
Why are Investments in the Trust Suitable
   for Retirement Plans?                                  7
Portfolio:
   What are Zero Coupon Treasuries?                       7
   What is The Northstar Growth Fund?                     8
   Selected per Share Data and Ratios for a
      Northstar Growth Share Outstanding
      throughout the Period                               8
   What are Northstar Growth's Investment
      Objectives and Policies?                           11
   Who is the Investment Adviser of Northstar Growth?    15
   What are Some Additional Considerations
      for Investors?                                     17
Public Offering:
   How is the Public Offering Price Determined?          17
   How are Units Distributed?                            18
   What are the Sponsor's Profits?                       19
Rights of Unit Holders:
   How is Evidence of Ownership Issued
      and Transferred?                                   19
   How are Income and Principal Distributed?             19
   How Can Distributions to Unit Holders
      be Reinvested?                                     20
   What Reports Will Unit Holders Receive?               21
   How May Units be Redeemed?                            21
   How May Units be Purchased by the Sponsor?            23
   How May Securities be Removed from the Trust?         23
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   23
   Who is the Trustee?                                   23
   Limitations on Liabilities of Sponsor and Trustee     24
   Who is the Evaluator?                                 24
Other Information:
   How May the Indenture be Amended
      or Terminated?                                     25
   Legal Opinions                                        25
   Experts                                               25

                        ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                   FIRST TRUST (REGISTERED TRADEMARK)

           The Advantage Growth and Treasury Securities Trust

                               Prospectus
                                Part Two

                              July 31, 1997

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                        ACCOMPANIED BY PART ONE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

Page 28



              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Advantage Growth and Treasury Securities Trust, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 1998.

                           ADVANTAGE GROWTH AND TREASURY
                              SECURITIES TRUST, SERIES 1
                                      (Registrant)
                           ByNIKE SECURITIES L.P.
                                      (Depositor)

                           ByRobert M. Porcellino
                         Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                   Title*                 Date

Robert D. Van Kampen     Director of       )
                       Nike Securities     )
                      Corporation, the     )
                       General Partner     )  July 31, 1998
                   of Nike Securities L.P. )
                                           )Robert M. Porcellino
David J. Allen           Director of       )   Attorney-in-Fact**
                       Nike Securities
                       Corporation, the
                       General Partner
                   of Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated July 2, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of Advantage Growth and Treasury Securities Trust dated July 28, 1997.



                                        ERNST & YOUNG





Chicago, Illinois
July 27, 1997